SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
Summarized financial information concerning each of the Company's reportable segments is as follows:

	Shipping		Coal		Total
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operating revenue	$7,140	$8,928	$203	$-	$7,343	$8,928

Commissions	(80)	(107)	-	-	(80)	(107)
Voyage expenses	(1,006)	(158)	-	-	(1,006)	(158)
Vessel operating expenses	(4,598)	(3,266)	-	-	(4,598)	(3,266)
Cost of coal sales	-	-	(75)	-	(75)	-
Selling, general and administrative expenses	(79,622)	(8,249)	(2,271)	-	(81,893)	(8,249)
Other income / (expense), net	47	(3,528)	-	-	47	(3,528)
Operating income / (loss) before depreciation and amortization and impairment losses	(78,119)	(6,380)	(2,143)	-	(80,262)	(6,380)
Depreciation, depletion and amortization expense	(2,806)	(6,564)	(53)	-	(2,860)	(6,564)
Impairment losses	-	(7,054)	-	-	-	(7,054)
Segment operating (loss) / income	(80,926)	(19,998)	(2,196)	-	(83,122)	(19,998)
Loss on extinguishment of convertible notes	-	(293,109)	-	-	-	(293,109)
Interest and finance expense, net	(62,397)	(86,918)	(273)	369	(62,670)	(86,549)
Change in fair value of derivatives	262		(482)	-	(220)	-
Loss from continuing operations	$(143,061)	$(400,025)	$(2,951)	$369	$(146,012)	$(399,656)
Total assets	$133,705	$58,799	$17,626	$3,000	$151,331	$61,799
Goodwill	$-	$-	$28,007	$-	$28,007	$-
Long lived assets	$35,063	$37,503	$31,032	$-	$66,095	$37,503